Consolidated Shareholders Equity (USD $)	Preferred Stock Issuance of preferred shares for an investment receivable	Preferred Stock Issuance of preferred stock for 50% purchase of AquaLiv, Inc.	Preferred Stock Issuance to reduce preferred	Preferred Stock Issuance of preferred stock for cash	Preferred Stock Issuance of preferred stock for sevices	Preferred Stock	Common Stock Issuance of commom stock for cash and a promissory note	Common Stock Issuance of common stock for services received	Common Stock Issuance of common stock for services received2	Common Stock Issuance of common stock to repay debt	Common Stock	Additional Paid-In Capital Issuance of preferred shares for an investment receivable	Additional Paid-In Capital Issuance of preferred stock for 50% purchase of AquaLiv, Inc.	Additional Paid-In Capital Issuance to reduce preferred	Additional Paid-In Capital Issuance of preferred stock for cash	Additional Paid-In Capital Issuance of preferred stock for sevices	Additional Paid-In Capital Issuance of commom stock for cash and a promissory note	Additional Paid-In Capital Issuance of common stock for services received2	Additional Paid-In Capital Issuance of common stock to repay debt	Additional Paid-In Capital	Retained Deficit Issuance of preferred stock for 50% purchase of AquaLiv, Inc.	Retained Deficit	Noncontrolling Interest Issuance of preferred stock for 50% purchase of AquaLiv, Inc.	Noncontrolling Interest	Issuance of preferred shares for an investment receivable	Issuance of preferred stock for 50% purchase of AquaLiv, Inc.	Issuance to reduce preferred	Issuance of preferred stock for cash	Issuance of preferred stock for sevices	Issuance of commom stock for cash and a promissory note	Issuance of common stock for services received	Issuance of common stock for services received2	Issuance of common stock to repay debt	Total
Beginning Balance, Value at Sep. 30, 2009											$ 11,672									$ 992,947		$ (1,015,851)												$ (11,232)
Beginning Balance, Shares at Sep. 30, 2009											11,671,700
Preferred Stock Issued, Shares	500,000
Preferred Stock Issued, Value	500																								249,500
Common Stock Issued, Shares							115,572,170	20,000,000	5,000,000
Common Stock Issued, Value							11,572	20,000	5,000			249,500					84,428	25,000												200,000	20,000	30,000		17,809
Common and Preferred Stock Issued for purchase of Focus Systems, Shares						250,000					30,000,000
Common and Preferred Stock Issued for purchase of Focus Systems, Value						250					30,000									279,750														310,000
Cancellation of unexercised preferred stock investment, Shares						(464,382)
Cancellation of unexercised preferred stock investment, Value						(464)														(231,727)														(232,191)
Net loss of the year ended September 30, 2010																						(1,008,604)												(1,008,604)
Ending Balance, Value at Sep. 30, 2010						286					187,244									1,414,898		(2,024,455)												(422,027)
Ending Balance, Shares at Sep. 30, 2010						285,618					187,243,870
Preferred Stock Issued, Shares		400,000	(24,000)	150,000	10,000
Preferred Stock Issued, Value		400	24	150	10								399,600	(23,976)	74,850	4,990					(23,641)		23,641			400,000	(24,000)	75,000	5,000
Common Stock Issued, Shares										100,623,558	3,750,000									(15,273)														85,350
Common Stock Issued, Value										100,623	3,750								(4,500)	20,250													5,000	24,000
Net loss of the year ended September 30, 2010																						(564,294)		(41,956)										(564,294)
Distribution of IAI assets, net																				(18,298)														(18,298)
Other Capital Contributions																				5,414														5,414
Ending Balance, Value at Sep. 30, 2011						$ 912					$ 291,617									$ 1,907,365		$ (2,612,390)		$ (18,315)										$ (430,811)
Ending Balance, Shares at Sep. 30, 2011						911,618					291,617,428